Other Accounts Receivable, Net (Details) - Schedule of Deposits are Retained by Customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deposits are Retained by Customers [Line Items]
Funds	$ 163,740	$ 194,885
Current portion	77,903	110,507
Non-current portion	85,837	84,378
Total	163,740	194,885
Withholding funds on projects and Consortiums [Member]
Schedule of Deposits are Retained by Customers [Line Items]
Funds	124,699	113,473
Withholding on V&V guarantees - DSD [Member]
Schedule of Deposits are Retained by Customers [Line Items]
Funds	4,490	54,236
Quellaveco Project [Member]
Schedule of Deposits are Retained by Customers [Line Items]
Funds	9,704	11,436
Gasoducto Piura [Member]
Schedule of Deposits are Retained by Customers [Line Items]
Funds	4,286	7,187
Obras Electromecanicas Toquepala [Member]
Schedule of Deposits are Retained by Customers [Line Items]
Funds	5,799	5,817
Withholding guarantees on Morelco [Member]
Schedule of Deposits are Retained by Customers [Line Items]
Funds	12,652	2,403
Others [Member]
Schedule of Deposits are Retained by Customers [Line Items]
Funds	$ 2,110	$ 333